Reverse Stock Split	12 Months Ended
Jun. 30, 2013
Reverse Stock Split [Abstract]
Reverse Stock Split
16. Reverse Stock Split

At a Special Meeting of Stockholders held on August 22, 2013, the Company’s stockholders approved the filing of a Certificate of Amendment to effect a reverse stock split of its issued and outstanding common stock. On September 30, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1-for-100. Accordingly, the Company amended its Amended and Restated Certificate of Incorporation by the filing of a Certificate of Amendment with the Delaware Secretary of State on October 16, 2013, to effect a 1-for-100 reverse stock split of our common stock, par value $0.01 per share, to take effect on October 21, 2013. All references in this Report to number of shares, price per share and weighted average number of shares outstanding of Common Stock prior to this reverse stock split have been adjusted to reflect the reverse stock split on a retroactive basis, unless otherwise noted.